Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jul. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation

Property and equipment are stated at cost less accumulated depreciation. Depreciation of property and equipment is provided using the straight-line method over their expected useful lives, as follows:

Useful life
Buildings	17 – 29 years
Leasehold improvement	Lesser of useful life and lease term
Automobiles	3 – 6 years
Office and electric equipment	3 – 10 years

Schedule of Disaggregates Revenue from Contracts	The Group’s disaggregation of revenues for the years ended July 31, 2025, 2024 and 2023 are as the following:
	For the years ended July 31,
	2025	2024	2023
Japan	$62,892,062	$55,747,390	$51,154,487
South Korea	9,338,947	3,242,329	3,058,610
North America	7,517,998	4,174,329	4,069,924
Taiwan, Hong Kong and Macau	4,647,850	2,773,851	2,217,886
Europe	3,050,071	1,386,754	1,286,956
Other	2,923,864	1,099,924	1,156,210
Total revenue	$90,370,792	$68,424,577	$62,944,073

Schedule of Revenue from Significant Customers

Revenue from significant customers and related games representing 10% or more of the Group’s revenue for the respective years are summarized as follows:

	For the Years Ended July 31,
	2025	2024	2023
Customer A (Game: Vivid Army)	30.07%	40.26%	58.23%
Customer B (Game: Queens Balde)	10.88%	19.62%	30.85%
Customer B (Game: Strike the Blood Daybreak)	1.67%	7.42%	—%
Customer B subtotal	12.55%	27.04%	30.85%
Customer C (Game: So I’m a Spider, So What? Labyrinth Ruler)	15.76%	—%	—%
Customer E (Game: Arifureta: From Commonplace to World’s Strongest - Rebellion Soul)	10.30%	—%	—%
Customer E (Game: BLACK LAGOON Heaven’s Shot)	2.01%	* %	—%
Customer E (Game: Dropkick on My Devil!! Chaos)	0.73%	* %	—%
Customer E subtotal	13.04%	* %	—%
*:	Revenue from the customer and the related games representing less than 10% of the Group’s revenue for the respective years.

	As of July 31,
	2025		2024
Customer A	51.00%		51.04%
Customer B	*	%	19.04%
Customer C	*	%	10.23%
Customer D	14.02%		* %
*:	Accounts payable due to the customer representing less than 10% of the Group’s accounts payable as of respective date
	As of July 31,
	2025		2024
Payment processing company I	65.9%		59.2%
Payment processing company II	*	%	13.9%
Payment processing company III	12.7%		12.4%
Payment processing company IV	*	%	11.2%
*:	Accounts receivable due from these payment processing companies as of the respective period is less than 10%.

Purchases made from significant suppliers representing 10% or more of the Group’s purchases for the years ended July 31, 2025 and 2024 are as follows:

	For the Years Ended July 31,
	2025	2024	2023
Supplier X	24.32%	50.90%	27.33%
Supplier Y	25.06%	10.36%	16.30%

Schedule of Outlines the Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the Consolidated financial statements in this report:

	July 31, 2025		July 31, 2024		July 31, 2023
	Year-end spot rate	Average rate	Year-end spot rate	Average rate	Average rate
US$ against JPY	US$1=JPY150.6000	US$1=JPY148.6506	US$1=JPY142.1800	US$1=JPY137.7066	US$1=JPY150.5643
US$ against RMB	US$1=RMB7.2002	US$1=RMB7.2067	US$1=RMB7.1426	US$1=RMB6.9897	US$1=RMB7.2310
US$ against TWD	US$1=TWD29.9100	US$1=TWD31.8010	US$1=TWD31.4500	US$1=TWD30.815	US$1=TWD31.9494